Share-based compensation - Restricted Stock Units and Restricted Stocks Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted average grant date fair value ($)
Share based compensation expense	$ 102,848	$ 96,087	$ 69,187
Time based restricted stock units and restricted stock
Number
Number at beginning of period (in shares)	3,140,879
Granted (in shares)	505,843
Vested (in shares)	(689,780)
Forfeited (in shares)	(27,357)
Number at end of period (in shares)	2,929,585	3,140,879
Weighted average grant date fair value ($)
Number at beginning of period (in USD per share)	$ 47.80
Granted (in USD per share)	50.00
Vested (in USD per share)	40.77
Forfeited (in USD per share)	46.23
Number at end of period (in USD per share)	$ 49.94	$ 47.80
Peformance based restricted stock units and restricted stock
Number
Number at beginning of period (in shares)	5,009,792
Granted (in shares)	295,311
Vested (in shares)	(1,269,994)
Forfeited (in shares)	(24,118)
Number at end of period (in shares)	4,010,991	5,009,792
Weighted average grant date fair value ($)
Number at beginning of period (in USD per share)	$ 51.15
Granted (in USD per share)	51.68
Vested (in USD per share)	51.31
Forfeited (in USD per share)	46.91
Number at end of period (in USD per share)	$ 51.18	$ 51.15
Restricted stock | NV Equity Plan
Number
Granted (in shares)	390,659
Weighted average grant date fair value ($)
Restricted stocks issued (in shares)	282,532
Shares withheld to pay taxes (in shares)	108,127
Shares withheld to pay taxes, treated as granted (in shares)	56,041
Share based compensation expense	$ 2,600
Lapsed restrictions on restricted stock | NV Equity Plan
Weighted average grant date fair value ($)
Shares withheld to pay taxes, treated as granted (in shares)	1,242,598
Restricted stock issued (in shares)	1,479,126
Restricted stock units | NV Equity Plan
Number
Vested (in shares)	(424,608)
Weighted average grant date fair value ($)
Shares withheld to pay taxes, treated as granted (in shares)	56,041
Ordinary shares issued to the holders of these restricted stock units with the remainder being withheld and applied to pay the taxes involved (in shares)	262,106